CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flow from operating activities
Net earnings	$ 408.9	$ 261.2	$ 403.0
Adjustments to Reconcile Net earnings to net cash flow from operations: [Abstract]
Depreciation and amortization	162.2	181.3	139.2
Deferred income taxes	(2.9)	26.4	(1.3)
Other non-cash charges	55.0	84.2	71.9
Other, net	(37.1)	(30.4)	12.8
Operating cash flow before changes in working capital	586.1	522.7	625.6
Changes in assets and liabilities used in operations, net of effects of business acquisitions [Abstract]
Decrease/(increase) in accounts receivable	38.2	(19.7)	(17.4)
Increase (decrease) in inventories	(17.6)	65.1	(2.3)
Increase in other current assets	(11.6)	(33.8)	(2.9)
Increase (decrease) in accounts payable	47.1	(12.0)	41.3
(Decrease)/increase in other current liabilities	(10.6)	(109.8)	8.1
Net cash from operating activities	631.6	412.5	652.4
Cash flow from investing activities
Capital expenditures	(111.0)	(98.0)	(108.7)
Proceeds from sale of assets	19.3	7.6	0.8
Acquisition, net of cash acquired	0	(267.1)	0
Other, net	(3.2)	(6.0)	(5.4)
Net cash used by investing activities	(94.9)	(363.5)	(113.3)
Cash flow from financing activities
Cash proceeds from issuance of debt with original maturities greater than 90 days, net of discount	498.6	600.0	0
Payment of debt issue cost	(4.3)	(7.6)	0
Cash payments on debt with original maturities greater than 90 days	(441.0)	(576.0)	(101.0)
Net increase/(decrease) in debt with original maturities of 90 days or less	100.9	45.7	(151.9)
Common Stock Purchased	(417.8)	(276.0)	0
Cash dividends paid	(24.9)	0	0
Proceeds from issuance of common stock	3.0	8.2	12.6
Excess tax benefits from share-based payments	2.2	3.7	5.8
Net cash used by financing activities	(283.3)	(202.0)	(234.5)
Effect of exchange rate changes on cash	(6.1)	(5.5)	(34.2)
Net increase/(decrease) in cash and cash equivalents	247.3	(158.5)	270.4
Cash and cash equivalents, beginning of period	471.2	629.7	359.3
Cash and cash equivalents, end of period	$ 718.5	$ 471.2	$ 629.7